GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL
Schedule of changes in carrying amount of goodwill

	As of December 31,
	2020	2021	2022
Costs:
Beginning balance	18,959	19,203	19,177
Addition	228	—	—
Foreign currency adjustment	16	(26)	10
Ending balance	19,203	19,177	19,187
Goodwill impairment	—	—	(19,187)
Goodwill, net	19,203	19,177	—

Schedule of key assumptions were made in the discounted cash flow model to determine the fair value of each reporting unit

	Years ended December 31,
	2020	2021	2022
Revenue growth	8%-12%	8%-12%	3%-13%
WACC	14%	14%	14%
Income tax rate	17%	17%	17%
Terminal growth rate	2%	2%	2%
Forecasted inflation rate	2%	2%	2%